Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

	As of December 31,
	2021	2022
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(26,339)	(32,536)
Customer relationships, net	35,634	29,437

Amortization expenses for customer relationships acquired through the business combination of COE Business were RMB6,197, RMB6,198 and RMB 6,197 for the years ended December 31, 2020, 2021 and 2022, respectively.

The estimated amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Years ended
December 31,
RMB
2022	6,197
2023	6,197
2024	6,197
2025	6,197
2026	4,649
Total	29,437